FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Operating Lease Revenue by Geographic Region (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Lessee Customer	Dec. 31, 2018 USD ($) Lessee Customer	Dec. 31, 2017 USD ($) Customer
Revenues [Abstract]
Operating lease revenue	$ 464,399
Operating lease revenue		$ 399,514	$ 346,894
Number of major customers | Customer	0	1	1
Number of lessees on non-accrual status | Lessee	3	2
Number of aircraft on non-accrual status | Lessee	4	3
Operating lease revenue recognized from lessees on non-accrual status	$ 13,600	$ 9,300
End of lease income	$ 78,800	$ 20,300	$ 17,800
Number of lessees | Lessee	39	43
Weighted average remaining lease term	5 years 4 months 24 days	5 years 10 months 24 days
United Kingdom [Member]
Revenues [Abstract]
End of lease income	$ 52,800
Number of lessees | Lessee	4
Operating Lease Revenue [Member] | Geographic Concentration [Member]
Revenues [Abstract]
Operating lease revenue	$ 464,399
Operating lease revenue		$ 399,514	$ 346,894
Concentration percentage	100.00%	100.00%	100.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Europe [Member]
Revenues [Abstract]
Operating lease revenue	$ 130,686
Operating lease revenue		$ 92,635	$ 113,121
Concentration percentage	28.00%	23.00%	33.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Spain [Member]
Revenues [Abstract]
Operating lease revenue	$ 17,475
Operating lease revenue		$ 17,267	$ 11,199
Concentration percentage	4.00%	4.00%	3.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | United Kingdom [Member]
Revenues [Abstract]
Operating lease revenue	$ 79,022
Operating lease revenue		$ 31,259	$ 29,182
Concentration percentage	17.00%	8.00%	8.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Turkey [Member]
Revenues [Abstract]
Operating lease revenue	$ 2,041
Operating lease revenue		$ 12,114	$ 17,103
Concentration percentage	0.00%	3.00%	5.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Germany [Member]
Revenues [Abstract]
Operating lease revenue	$ 951
Operating lease revenue		$ 0	$ 26,457
Concentration percentage	0.00%	0.00%	8.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue	$ 31,197
Operating lease revenue		$ 31,995	$ 29,180
Concentration percentage	7.00%	8.00%	9.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Asia and South Pacific [Member]
Revenues [Abstract]
Operating lease revenue	$ 267,580
Operating lease revenue		$ 221,444	$ 152,388
Concentration percentage	58.00%	55.00%	44.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | India [Member]
Revenues [Abstract]
Operating lease revenue	$ 103,422
Operating lease revenue		$ 87,492	$ 64,381
Concentration percentage	22.00%	22.00%	18.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Malaysia [Member]
Revenues [Abstract]
Operating lease revenue	$ 55,189
Operating lease revenue		$ 26,748	$ 8,767
Concentration percentage	12.00%	7.00%	3.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Philippines [Member]
Revenues [Abstract]
Operating lease revenue	$ 34,217
Operating lease revenue		$ 35,009	$ 29,825
Concentration percentage	7.00%	9.00%	9.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Indonesia [Member]
Revenues [Abstract]
Operating lease revenue	$ 32,882
Operating lease revenue		$ 32,336	$ 16,308
Concentration percentage	7.00%	8.00%	5.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | China [Member]
Revenues [Abstract]
Operating lease revenue	$ 23,320
Operating lease revenue		$ 21,103	$ 22,611
Concentration percentage	5.00%	5.00%	6.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue	$ 18,550
Operating lease revenue		$ 18,756	$ 10,496
Concentration percentage	5.00%	4.00%	3.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Mexico, South and Central America [Member]
Revenues [Abstract]
Operating lease revenue	$ 5,425
Operating lease revenue		$ 11,415	$ 17,565
Concentration percentage	1.00%	3.00%	5.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | North America [Member]
Revenues [Abstract]
Operating lease revenue	$ 21,258
Operating lease revenue		$ 26,389	$ 23,884
Concentration percentage	5.00%	7.00%	7.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | United States [Member]
Revenues [Abstract]
Operating lease revenue	$ 16,267
Operating lease revenue		$ 20,147	$ 17,647
Concentration percentage	4.00%	5.00%	5.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue	$ 4,991
Operating lease revenue		$ 6,242	$ 6,237
Concentration percentage	1.00%	2.00%	2.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Middle East and Africa [Member]
Revenues [Abstract]
Operating lease revenue	$ 39,450
Operating lease revenue		$ 47,631	$ 39,936
Concentration percentage	8.00%	12.00%	11.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Ethiopia [Member]
Revenues [Abstract]
Operating lease revenue	$ 30,019
Operating lease revenue		$ 30,019	$ 30,018
Concentration percentage	6.00%	8.00%	9.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue	$ 9,431
Operating lease revenue		$ 17,612	$ 9,918
Concentration percentage	2.00%	4.00%	2.00%